Subsequent Events (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Aug. 12, 2026 USD ($) $ / shares shares	Aug. 12, 2026 CAD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 shares
Statement [Line Items]
Issue of common share			3,099,435		16,504,560
Gross proceeds from issue of share | $			$ 24,736	$ 6,939
Event After Reporting Period [Member]
Statement [Line Items]
Average price | $ / shares	$ 5.65
Total cost of repurchase | $	$ 226
Common shares repurchased and cancelled	40,000	40,000
Event After Reporting Period [Member] | Stock Options Exercises [Member]
Statement [Line Items]
Issue of common share	27,500
Stock options exercised	27,500
Gross proceeds from issue of share | $		$ 33
Exercise price | $ / shares		$ 1.20